Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Line Items]
Cumulative amount of earnings	$ 2.4
Excess stock option benefits creditable to additional paid in capital	40.9
Interest and penalties related to uncertain tax positions	0.3
Potential benefits, which if recognized, would affect the effective tax rate.	0.9	0.5
Federal
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	133.0
Tax credit carryforwards expiration year	2029
Research and development credit carryforwards	2.5
Research and development credit carryforwards expiration year	2029
State
Income Tax Disclosure [Line Items]
Net operating loss carryforwards	47.5
Tax credit carryforwards expiration year	2031
Research and development credit carryforwards	$ 2.7